PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Other post-employment benefits cost - Components (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other post-employment benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate	6.00%	7.00%	6.50%